Adoption of IFRS 17 ‘Insurance Contracts' - Summary of financial position (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Position [Line Items]
Cash and due from banks at amortized cost		₩ 34,629,251	₩ 30,050,840	₩ 29,049,341
Financial assets at fair value through profit or loss		71,216,564	61,508,281	68,161,348
Securities at fair value through other comprehensive income		90,311,979	85,469,161	90,893,467
Securities at amortized cost		35,686,487	33,371,198	26,164,942
Loans at amortized cost		411,739,562	407,898,972	384,810,774
Reinsurance contract assets		88,353	88,772	0
Other assets		29,925,844	25,071,114	25,480,156
Total Assets		691,795,333	664,433,230	641,864,522
Deposits		381,512,664	382,988,294	364,874,652
Borrowings		56,901,352	49,279,175	43,167,065
Debt securities issued		81,561,725	77,288,783	80,149,363
Insurance contract liabilities	[1]	48,334,232	45,906,389
Reinsurance contract liabilities		93,240	62,803	281,763
Investment contract liabilities		1,572,685	2,133,586	2,953,698
Other liabilities		48,722,340	33,336,475	31,044,194
Total Liabilities		635,473,468	611,009,672	591,648,572
Equity		₩ 56,321,865	53,423,558	50,215,950		₩ 49,538,422	₩ 46,356,858
Amount under IFRS 4 [member]
Disclosure of Financial Position [Line Items]
Cash and due from banks at amortized cost			29,532,235	28,453,404	[2]
Financial assets at fair value through profit or loss			56,643,669	62,403,759	[2]
Securities at fair value through other comprehensive income			63,661,719	64,838,323	[2]
Securities at amortized cost			57,971,492	49,930,076	[2]
Loans at amortized cost			412,291,511
Reinsurance contract assets			0
Other assets			55,783,655	53,389,467	[2],[3]
Total Assets			675,884,281	648,152,185	[2]
Deposits			383,010,745	364,896,675	[2]
Borrowings			49,279,175	43,167,065	[2]
Debt securities issued			77,288,783	80,149,362	[2]
Insurance contract liabilities			54,315,124	54,333,498	[2]
Reinsurance contract liabilities			0
Investment contract liabilities			0
Other liabilities			60,860,032	56,067,163	[2],[3]
Total Liabilities			624,753,859	598,613,763	[2]
Equity			51,130,422	49,538,422	[2]
Adjustment for IFRS 17 [member]
Disclosure of Financial Position [Line Items]
Cash and due from banks at amortized cost			518,605
Financial assets at fair value through profit or loss			4,864,612
Securities at fair value through other comprehensive income			21,807,442
Securities at amortized cost			(24,600,294)
Loans at amortized cost			(4,392,539)
Reinsurance contract assets			88,772
Other assets			(9,737,649)
Total Assets			(11,451,051)
Deposits			(22,451)
Borrowings			0
Debt securities issued			0
Insurance contract liabilities			(8,410,351)
Reinsurance contract liabilities			62,803
Investment contract liabilities			2,133,586
Other liabilities			(7,507,774)
Total Liabilities			(13,744,187)
Equity			2,293,136
Amount under IFRS 17 [member]
Disclosure of Financial Position [Line Items]
Cash and due from banks at amortized cost			30,050,840	29,049,341	[4]
Financial assets at fair value through profit or loss			61,508,281	68,161,348	[4]
Securities at fair value through other comprehensive income			85,469,161	90,893,467	[4]
Securities at amortized cost			33,371,198	26,164,942	[4]
Loans at amortized cost			407,898,972
Reinsurance contract assets			88,772
Other assets			46,046,006	42,784,650	[4]
Total Assets			664,433,230	641,864,522	[4]
Deposits			382,988,294	364,874,652	[4]
Borrowings			49,279,175	43,167,065	[4]
Debt securities issued			77,288,783	80,149,362	[4]
Insurance contract liabilities			45,904,773	53,774,915	[4]
Reinsurance contract liabilities			62,803	281,763	[4]
Investment contract liabilities			2,133,586	2,953,698	[4]
Other liabilities			53,352,258	46,447,117	[4]
Total Liabilities			611,009,672	591,648,572	[4]
Equity			₩ 53,423,558	₩ 50,215,950	[4]

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.
[2]	Prepared in accordance with IFRS 9 ‘financial instruments’, IFRS 4 ‘Insurance Contracts’, and Enforcement Rules of the Insurance Business Act. (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts)
[3]	Other assets and other liabilities under IFRS 4 include separate account assets amounted to W9,501,135 million and separate account liabilities amounted to W9,834,894 million, respectively.
[4]	Prepared in accordance with IFRS 9 ‘financial instruments’ and IFRS 17 ‘Insurance Contracts’ (changed business model is applied to financial assets related to insurance contracts under IFRS 17)